Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital
Share Capital
9.
Share Capital

Authorized Capital

The Company is authorized to issue an unlimited number of common voting shares without nominal or par value.

During the year ended December 31, 2025, the six month fiscal period ended December 31, 2024 and the year ended June 30, 2024, the Company had the following equity transactions:

Public Offering

On October 20, 2025, the Company closed an underwritten public offering of 29,885,057 common shares at a price $4.35 per share for gross proceeds of approximately $130.0 million, and net proceeds of approximately $122.2 million, post commission. The Company granted the underwriters an option to purchase up to an additional 4,482,758 common shares at the same price, exercisable for 30 days following October 16, 2025. The underwriters did not exercise the option, which has since expired.

ATM Share Issuances

On November 17, 2023, the Company announced the establishment of an at-the-market equity program (an "ATM program") allowing the Company to issue and sell, up to $50.0 million of common shares from treasury to the public (the "Previous ATM Program"). Under the Previous ATM Program, the Company raised approximately $50.0 million in total gross proceeds through July of 2025.

On August 8, 2025, the Company announced the establishment of a new ATM program superseding the Previous ATM Program, which had been fully utilized, allowing the Company to issue and sell up to $50.0 million of common shares from treasury to the public (the "Current ATM Program").

Current ATM Program

As of and during the year ended December 31, 2025 the Company had issued a total of 3,508,910 common shares under the Current ATM Program at an average price of $3.88 for gross and net proceeds of $13.6 million and $13.3 million, respectively. This includes 45,500 common shares for which trades were executed on or before December 31, 2025 but settled subsequent to period end, generating gross and net proceeds of $0.2 million and $0.2 million, respectively. The related receivable is presented within Other current assets and receivables on the Company's consolidated statements of financial position.

Previous ATM Program

During the year ended December 31, 2025, the Company issued a total of 14,637,960 common shares, under the Previous ATM Program at an average price of $1.88 per share. Gross and net proceeds provided were $27.6 million and $26.9 million, respectively.

During the six month fiscal period ended December 31, 2024, the Company issued a total of 3,551,390 common shares at an average price of $1.86 per share, under the Previous ATM Program, providing gross and net proceeds of $6.6 million and $6.4 million, respectively.

During the year ended June 30, 2024, the Company issued a total of 10,613,059 common shares at an average price of $1.49 per share, under the Previous ATM Program, providing gross and net proceeds of $15.8 million and $15.4 million respectively.

As of December 31, 2025 the Company had issued a total of 28,802,409 common shares under the Previous ATM Program at an average price of $1.74 for gross and net proceeds of $50.0 million and $47.7 million, respectively.

Other Issuances

On July 23, 2024, the Company signed an agreement with an arms-length third-party advisor to settle a previously accrued fee of $0.8 million in consideration via the issuance of 666,667 common shares at a deemed price of $1.20 per common share. The advisor was subsequently appointed as a member of executive management. Services provided prior to joining the executive management team were advisory in nature and did not include management responsibilities.

Warrants

As of June 30, 2023, the Company had 3,462,502 warrants outstanding with a weighted average exercise price of $1.74. On November 30, 2023, 336,877 warrants with an exercise price of $8.67 expired and on June 10, 2024, 3,125,625 warrants with an exercise price of $0.99 expired. As of December 31, 2025, December 31, 2024 and June 30, 2024, there were no warrants outstanding.

Options

The Company has an option plan in place under which it is authorized to grant Options to officers, directors, employees, consultants, management and company employees enabling them to cumulatively acquire up to 10% of the issued and outstanding common stock of the Company. Under the option plan, the exercise price of each Option shall not be less than the price permitted by the TSXV. The Options can be granted for a maximum term of 10 years.

The weighted average fair value at grant date of Options granted during the year ended December 31, 2025, six month fiscal period ended December 31, 2024 and year ended June 30, 2024 was $1.18, $0.89 and $1.87 per Option, respectively. The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Year ended December 31,	Six month fiscal period ended December 31,	Year ended June 30,
	2025	2024	2024
Expected stock price volatility	106%	90%	78%
Risk-free interest rate	4.00%	2.90%	4.37%
Dividend yield	—	—	—
Expected life of options	5 years	5 years	5 years
Grant price	$1.54	$1.26	$2.87
Exercise price	$1.54	$1.26	$2.87
Forfeiture rate	—	—	—

The following table summarizes the Option activity for the year ended December 31, 2025:

	Number of options	Weighted average exercise price
June 30, 2024	9,070,000	$3.43
Options granted	1,927,246	$1.26
Options exercised	(450,000)	$1.06
Options modified(1)	1,000,000	$1.36
Options expired	(900,000)	$3.27
December 31, 2024	10,647,246	$2.80
Options granted	2,806,452	$1.54
Options exercised	(1,250,000)	$2.44
Options expired	(525,000)	$5.83
December 31, 2025	11,678,698	$2.40
(1)
On September 1, 2024, 2,000,000 Options were granted to a corporation controlled by an officer of the Company, with an exercise price of $1.36 for a period of 5 years. 666,667 Options vested on September 1, 2024, 666,667 Options vested on September 1, 2025, and 666,666 Options will vest on September 1, 2026. These Options were designated as a replacement for 1,000,000 Options with an exercise price of $2.97 previously granted on September 25, 2023. The newly issued Options are treated as a modification of the original Options. The Company will recognize share-based compensation expense for any incremental fair value, as determined immediately before the modification, in addition to the grant-date fair value of the original award.

During the year ended December 31, 2025, the Company issued a total of 1,250,000 common shares for the exercise of Options. The Company received proceeds of $2.9 million and reclassified $2.4 million from reserve to share capital upon exercise. During the six month fiscal period ended December 31, 2024, the Company issued a total of 450,000 common shares for the exercise of Options. The Company received proceeds of $0.5 million and reclassified $0.4 million from reserve to share capital upon exercise. During the year ended June 30, 2024, the Company issued a total of 550,000 common shares for the exercise of Options. The Company received proceeds of $0.6 million and reclassified $0.5 million from reserve to share capital upon exercise.

The following table summarizes Options outstanding and exercisable at December 31, 2025:

Options Outstanding			Options Exercisable
Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
400,000	0.05	$2.66	400,000	$2.66
200,000	0.55	$4.78	200,000	$4.78
200,000	1.18	$4.94	200,000	$4.94
170,000	1.21	$6.52	170,000	$6.52
100,000	1.28	$7.45	100,000	$7.45
2,875,000	2.28	$3.77	2,875,000	$3.77
150,000	2.40	$3.85	150,000	$3.85
750,000	2.74	$2.97	583,332	$2.97
100,000	3.30	$1.07	50,000	$1.07
1,063,394	3.61	$1.13	354,465	$1.13
2,000,000	3.67	$1.36	1,333,334	$1.36
863,852	3.97	$1.42	487,951	$1.42
1,598,853	4.24	$1.35	300,000	$1.35
557,599	4.25	$1.27	—	$1.27
400,000	4.48	$1.78	100,000	$1.78
250,000	4.63	$2.92	—	$2.92
11,678,698	3.14	$2.40	7,304,082	$2.95

Long-term incentive plan

The Company has a long-term incentive plan ("Plan") in accordance with the policies of the TSXV whereby, from time to time at the discretion of the Board of Directors (the "Board"), eligible directors, officers and employees are awarded RSUs. The RSUs that are subject to, among other things, the recipient's deferral right in accordance with the Income Tax Act (Canada) convert automatically into common shares upon vesting. In addition, the Company may issue DSUs. DSUs may be redeemed upon retirement or termination from the Company. In accordance with the Plan, the aggregate number of common shares to be issued shall not exceed 10% of the Company's issued and outstanding common shares at any given time when combined with the aggregate number of Options, RSUs and DSUs. The following table summarizes the RSU activity for the year ended December 31, 2025:

	Number of RSUs	Weighted average grant date fair value
June 30, 2024	—	$—
Granted	1,780,614	$1.18
December 31, 2024	1,780,614	$1.18
Granted	1,463,192	$1.33
Vested	(717,221)	$1.18
Forfeited	(35,354)	$1.13
December 31, 2025	2,491,231	$1.27

The following table summarizes the DSU activity for the year ended December 31, 2025:

	Number of DSUs	Weighted average grant date fair value
June 30, 2024	1,991,004	$3.74
Granted	623,975	$1.20
Conversion of DSUs to common shares	(189,370)	$3.74
December 31, 2024	2,425,609	$3.09
Granted	501,856	$1.35
Conversion of DSUs to common shares	(933,740)	$3.77
December 31, 2025	1,993,725	$2.36

Share-based compensation expense

Share-based compensation recorded for each type of award for the periods indicated is as follows (in thousands):

	Year ended December 31,	Six month fiscal period ended December 31,	Year ended June 30,
	2025	2024	2024
Options	$3,541	$1,469	$2,106
RSUs	1,997	418	—
DSUs	1,051	204	5,831
Total	$6,589	$2,091	$7,937